Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Estimated Use Full Life of Asset	For assets available for use, depreciation is computed using the straight-line method over the estimated useful life of the assets, as described below:
Land	n/a
Production facilities	20 years
Equipment	2 to 10 years
Right-of-use assets	Shorter of estimated useful life or lease term
Construction in progress	n/a